Intangible assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	SFr 347
Intangible assets at end of period	331	SFr 347
IT software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	347
Intangible assets at end of period	331	347
Cost | IT software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	1,530	1,471
Additions	374	232
Disposals		(173)
Intangible assets at end of period	1,904	1,530
Accumulated depreciation | IT software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(1,183)	(699)
Amortization charge for the year	(391)	(657)
Disposals	0	173
Intangible assets at end of period	SFr (1,574)	SFr (1,183)